Goodwill and Acquired Intangible Assets - Acquired intangible assets (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Finite-Lived Intangible Assets [Abstract]
Cost	$ 8,643	$ 8,524
Accumulated amortization	(3,341)	(2,704)
Acquired intangible assets, net	$ 5,302	$ 5,820
Weighted-average life in years	13 years	13 years
Expected Future Amortization Expense
2026	$ 660
2027	633
2028	613
2029	593
2030	590
Thereafter	2,213
Total expected future amortization expense	5,302	$ 5,820
Customer and User Relationships
Finite-Lived Intangible Assets [Abstract]
Cost	6,198	6,196
Accumulated amortization	(2,034)	(1,605)
Acquired intangible assets, net	$ 4,164	$ 4,591
Weighted-average life in years	14 years	14 years
Expected Future Amortization Expense
Total expected future amortization expense	$ 4,164	$ 4,591
Purchased Technology
Finite-Lived Intangible Assets [Abstract]
Cost	1,765	1,648
Accumulated amortization	(1,061)	(905)
Acquired intangible assets, net	$ 704	$ 743
Weighted-average life in years	8 years	8 years
Expected Future Amortization Expense
Total expected future amortization expense	$ 704	$ 743
Trade Names and Logos
Finite-Lived Intangible Assets [Abstract]
Cost	680	680
Accumulated amortization	(246)	(194)
Acquired intangible assets, net	$ 434	$ 486
Weighted-average life in years	13 years	13 years
Expected Future Amortization Expense
Total expected future amortization expense	$ 434	$ 486